SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) reportingUnit $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Nov. 30, 2021 USD ($) $ / shares	Apr. 30, 2020 USD ($)	Jan. 07, 2019	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Line Items]
Impairments of long-lived assets	$ 0	$ 0	$ 0
Number of reporting units | reportingUnit	1
Goodwill impairment	$ 0	0	0
Expiration term of warrant (in years)					5 years
Severance costs	$ 755,000	$ 600,000	$ 579,000
Payment term	60 days
Ad serving services	93.60%	96.50%	96.90%
Creative serving services	4.80%	2.80%	2.50%
Exchange ratio	1.337				1.337		1.337
Subsequent Event | Cumulative Effect, Period of Adoption, Adjustment
Summary of Significant Accounting Policies [Line Items]
Operating lease, liability				$ 5,500,000
Operating lease, asset				$ 3,900,000
Software development costs
Summary of Significant Accounting Policies [Line Items]
Useful lives (in years)	3 years
Capitalization cost	$ 2,594,000	$ 0	$ 0
Employee Severance
Summary of Significant Accounting Policies [Line Items]
Number of employee deposit, percent	8.33%
Postemployment Retirement Benefits
Summary of Significant Accounting Policies [Line Items]
Maximum annual contributions per employee, percent	4.00%	4.00%
Defined contribution plan, cost	$ 961,000	$ 705,000	569,000
Public | Level 1
Summary of Significant Accounting Policies [Line Items]
Exercise price per share (in dollars per share) | $ / shares	$ 1.11				$ 1.38
Fair value	$ 3,510,000				$ 4,364,000
Private Placement | Level 3
Summary of Significant Accounting Policies [Line Items]
Fair value	15,462,000				$ 18,427,000
Fair Value, Recurring | Warrants Liability | Level 3
Summary of Significant Accounting Policies [Line Items]
Fair value	$ 15,462,000	$ 499,000	$ 413,000					$ 389,000
Fair Value, Recurring | Warrants Liability | Measurement Input, Risk Free Interest Rate
Summary of Significant Accounting Policies [Line Items]
Warrant measurement input		0.001	0.012
Fair Value, Recurring | Warrants Liability | Measurement Input, Price Volatility
Summary of Significant Accounting Policies [Line Items]
Warrant measurement input		0.75	0.70
Geographic Distribution, Foreign
Summary of Significant Accounting Policies [Line Items]
Weighted average interest rate	0.01%	0.01%
Paycheck Protection Program
Summary of Significant Accounting Policies [Line Items]
Unsecured debt						$ 3,516,000
Series A preferred stocks | Fair Value, Recurring | Warrants Liability
Summary of Significant Accounting Policies [Line Items]
Expiration term of warrant (in years)		1 year 7 months 6 days
Series C preferred stocks | Fair Value, Recurring | Warrants Liability
Summary of Significant Accounting Policies [Line Items]
Expiration term of warrant (in years)		1 year 6 months	2 years 6 months